Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Computed at statutory rate (34%)	$ (2,510)	$ (5,911)
(Decrease) increase in valuation allowance for deferred tax assets	3,130	(2,220)
Loss on extinguishment of debt	0	4,267
Stock and stock options	130	3,745
Derivative liabilities	(849)	(1,338)
Valuation discount	0	1,558
Non-deductible items and other	99	(101)
Benefit for income taxes	$ 0	$ 0